Warrants - Summary of Outstanding Convertible Preferred Stock Warrant Assumptions (Detail)	3 Months Ended		12 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 17, 2012 Preferred stock warrants	Mar. 31, 2012 Preferred stock warrants	Dec. 31, 2011 Preferred stock warrants
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Estimated term (in years)	5 years 4 months 24 days	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months	5 years 10 months 24 days	9 months 18 days	1 year
Risk-free interest rate	0.90%	1.20%	0.90%	1.90%	1.70%	1.00%	0.20%	0.10%
Expected volatility	52.00%	53.00%	53.00%	55.00%	55.00%	53.00%	70.00%	55.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%